Taxes On Income (Isreali Taxation Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended					12 Months Ended					12 Months Ended
	Dec. 05, 2011	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Australian Subsidiary [Member]	Dec. 31, 2012 Commencement Of Operations [Member]	Dec. 31, 2012 Approval Letter [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Approved Enterprise [Member]	Dec. 31, 2012 Beneficiating Enterprise [Member]	Dec. 31, 2012 Trapped Profits Law [Member] Minimum [Member]	Dec. 31, 2012 Development Area A [Member] Special Preferred Enterprise [Member]	Dec. 31, 2012 Elsewhere In Israel [Member] Special Preferred Enterprise [Member]	Dec. 31, 2012 2011 - 2012 [Member] Development Area A [Member]	Dec. 31, 2012 2011 - 2012 [Member] Elsewhere In Israel [Member]	Dec. 31, 2012 2013 - 2014 [Member] Development Area A [Member]	Dec. 31, 2012 2013 - 2014 [Member] Elsewhere In Israel [Member]	Dec. 31, 2012 2015 [Member] Development Area A [Member]	Dec. 31, 2012 2015 [Member] Elsewhere In Israel [Member]	Dec. 31, 2016 Forecast [Member]	Dec. 31, 2015 Forecast [Member]	Dec. 31, 2014 Forecast [Member]	Dec. 31, 2013 Forecast [Member]	Dec. 31, 2012 Forecast [Member]	Dec. 31, 2012 Individual Shareholder Or Foreign Resident [Member]
Deferred Tax Liability Not Recognized [Line Items]
Income tax exemption period		10 years
Income tax exemption limitation period							12 years	14 years
Withholding tax rate on dividends distributed		15.00%
Corporate tax rate on distributions of income that received tax exemption		25.00%							10.00%	25.00%
Income tax expense		$ 459,000	$ 2,158,000	$ 1,362,000								$ 0
Maximum percentage of revenue from specific country		75.00%
Minimum percent of revenue from specific foreign market		25.00%
Minimum number of residents in foreign markets which revenue is derived		12,000,000
Capital loss carryforwards		37,000,000
Tax exempt earnings attributable to approved enterprise		22,200,000
Tax exempt earnings attributable to beneficiating enterprise		54,600,000
Deferred tax liability											5,500,000	13,600,000
Tax rate	25.00%	25.00%	24.00%	25.00%	26.00%								6.00%	5.00%	8.00%	10.00%	15.00%	7.00%	12.50%	6.00%	12.00%	18.00%	20.00%	21.00%	22.00%	23.00%	15.00%
Special preferred enterprise benefit period		10 years
Valuation allowance		$ 12,117,000	$ 13,135,000			$ 239,000